Earnings/(losses) per share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic (loss)/earnings per share
Profit/(loss) for the year attributable to owners of the Group	$ 47,683	$ 15,506	$ (21,486)
Less: Dividends on Preference Shares	(10,063)	(10,064)	(10,063)
(Loss)/profit for the year available to owners of the Group	$ 37,620	$ 5,442	$ (31,549)
Weighted average number of shares outstanding, basic	80,792,837	80,622,788	80,534,702
Basic (loss)/earnings per share	$ 0.47	$ 0.07	$ (0.39)
Diluted (loss)/earnings per share
(Loss)/profit for the year available to owners of the Group used in the calculation of diluted EPS	$ 37,620	$ 5,442	$ (31,549)
Weighted average number of shares outstanding, basic	80,792,837	80,622,788	80,534,702
Dilutive potential ordinary shares	844,185	643,342
Weighted average number of shares used in the calculation of diluted EPS	81,637,022	81,266,130	80,534,702
Diluted (loss)/earnings per share	$ 0.46	$ 0.07	$ (0.39)
SARs
Diluted (loss)/earnings per share
Anti-dilutive potential ordinary shares	555,453	998,502	1,713,702
RSUs
Diluted (loss)/earnings per share
Anti-dilutive potential ordinary shares	0	0	368,437